Financial Instruments - Disclosure of changes in financial liabilities - warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period	$ 192,808
Balance at end of period	35,664	$ 192,808
Level 3 of fair value hierarchy
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period	184,781
Balance at end of period	29,171	184,781
Subsidiary warrant liability
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period	6,787
Balance at end of period	47	6,787
Subsidiary warrant liability | Level 3 of fair value hierarchy
Financial Instruments - Warrants [Roll Forward]
Balance at beginning of period	6,787	8,206	$ 7,997
Value at issuance			92
Change in fair value	(6,740)	(1,419)	117
Balance at end of period	$ 47	$ 6,787	$ 8,206